Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000702340
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 09, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 09, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016